-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response:  5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number          811-03790
                                  ----------------------------------------------


                               Quantitative Group of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               55 Old Bedford Road, Lincoln, Massachusetts 01773
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Frederick S. Marius 55 Old Bedford Road, Lincoln, Massachusetts 01773
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:      (781) 259-1144
                                                   -----------------------------

Date of fiscal year end:       03/31
                        ------------------

Date of reporting period:     9/30/2003
                         -----------------

QUANT FUNDS [LOGO]
--------------------------------------------------------------------------------

November 28, 2003

Dear Fellow Shareholder:

We are pleased to provide you with the Semi-Annual Report of the Quant Funds for the six-month period ended September 30, 2003. This letter is to update you on recent market conditions and the performance of the Quant Funds. Please reference the Portfolio of Investments located in this Semi-Annual Report for more detailed information on all of the Quant Funds.

Economies around the globe are continuing to show moderate growth. While the dollar remains weak, interest rates remain at historical lows allowing markets to remain stable. The Quant Funds believe that each strategy is well positioned to take advantage of the changing conditions in the markets over the months ahead.

The following Semi-Annual Report provides information on the Quant Funds Portfolio of Investments and Financial Highlights for the period ended September 30, 2003.

We always welcome your comments and feedback. Please feel free to email us at feedback@quantfunds.com or call us 1-800-326-2151 with any questions or assistance on your account. We look forward to sharing another promising year with you and we thank you for your continued confidence in Quant Funds.

Sincerely,

/s/ Willard Umphrey

Willard Umphrey
Chief Executive Officer

       55 Old Bedford Road, Lincoln, MA 01773 [bullet] voice 800-326-2151
             [bullet] fax 781-259-1166 [bullet] www.QuantFunds.com
               [bullet] Distributed by U.S. Boston Capital Corp.

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT SMALL CAP FUND
--------------------------------------------------------------------------------

COMMON STOCK--95.6%

                                                      Shares           Value
BANKS--0.7%
  IndyMac Bancorp, Inc. (a)                             8,965       $  207,719
  Trust Company of New Jersey                           7,515          240,480
                                                                    ----------
                                                                       448,199
                                                                    ----------
BROADCASTING & CABLE TV--1.3%
  Regent Communications, Inc. (a) (c)                 132,485          808,158
                                                                    ----------
BUSINESS SERVICES--1.5%
  Ask Jeeves, Inc. (a)                                 30,200          525,480
  Corrections Corporation of America (a)               17,450          430,491
                                                                    ----------
                                                                       955,971
                                                                    ----------
CHEMICALS--4.5%
  Airgas, Inc. (a)                                     70,720        1,258,816
  Georgia Gulf Corporation                             21,610          504,593
  FMC Corporation (a)                                  41,400        1,043,280
                                                                    ----------
                                                                     2,806,689
                                                                    ----------
COMMUNICATIONS--7.5%
  ADC Telecommunications, Inc. (a)                    134,955          314,445
  Comverse Technology, Inc. (a)                        72,020        1,077,419
  Crown Castle International Corp. (a)                217,255        2,044,370
  Polycom, Inc. (a)                                    72,240        1,199,906
                                                                    ----------
                                                                     4,636,140
                                                                    ----------
COMPUTER SERVICES & EQUIPMENT--8.4%
  Answerthink, Inc. (a)                               180,155          578,298
  ATI Technologies Inc. (a)                            70,800        1,051,380
  ebookers PLC (a) (c)                                 51,120          936,007
  Henry (Jack) & Associates Inc.                       31,350          545,177
  Priceline.Com Inc. (a)                               34,570        1,002,184
  Western Digital Corporation (a)                      85,355        1,100,226
                                                                    ----------
                                                                     5,213,272
                                                                    ----------
CONSTRUCTION--3.4%
  Florida Rock Industries, Inc.                        16,465          816,664
  Toll Brothers, Inc. (a)                              41,500        1,262,430
                                                                    ----------
                                                                     2,079,094
                                                                    ----------
DRUG & HEALTHCARE--6.5%
  MGI Pharma, Inc. (a)                                 24,480          961,085
  OSI Pharmaceuticals, Inc. (a)                        17,745          576,180
  Schein (Henry), Inc. (a)                             20,465        1,160,366
  STERIS Corporation (a)                               58,760        1,352,655
                                                                    ----------
                                                                     4,050,286
                                                                    ----------
ENERGY EQUIPMENT & SERVICES--5.1%
  Chesapeake Energy Corporation (a)                   185,831        2,003,258
  Core Laboratories N.V. (a)                           82,095        1,153,435
                                                                    ----------
                                                                     3,156,693
                                                                    ----------
ENTERTAINMENT & RECREATION--6.7%
  4 Kids Entertainment Inc. (a)                        71,265        1,503,692
  International Speedway Corporation                   30,515        1,339,303
  Magna Entertainment Corporation (a)                  84,750          352,560
  Vail Resorts, Inc. (a)                               66,300          948,090
                                                                    ----------
                                                                     4,143,645
                                                                    ----------

                                                      Shares           Value
FINANCIAL SERVICES--5.8%
  Affiliated Managers Group, Inc. (a)                  10,205       $  640,874
  Cash America International, Inc.                     74,280        1,218,192
  E*TRADE Group, Inc. (a)                             185,060        1,713,656
                                                                    ----------
                                                                     3,572,722
                                                                    ----------
FOOD & BEVERAGE--1.0%
  Bunge Ltd.                                           23,470          645,425
                                                                    ----------
HOTEL & RESTAURANTS--1.7 %
  RARE Hospitality International, Inc. (a)             41,482        1,033,317
                                                                    ----------
INSURANCE--10.7%
  First Health Group Corporation (a)                   18,010          470,962
  Mid Atlantic Medical Services, Inc. (a)              37,885        1,948,426
  Old Republic International Corporation               37,245        1,232,437
  RenaissanceRe Holdings Ltd.                          57,240        2,611,861
  Sierra Health Services, Inc. (a)                     17,230          354,076
                                                                    ----------
                                                                     6,617,762
                                                                    ----------
MISCELLANEOUS--3.8%
  Actuant Corporation (a)                              18,720        1,051,128
  Bright Horizons Family Solutions, Inc. (a)           12,375          494,381
  UNOVA, Inc. (a)                                      56,415          826,480
                                                                    ----------
                                                                     2,371,989
                                                                    ----------
OFFICE EQUIPMENT--1.1%
  Imagistics International, Inc. (a)                   24,045          696,824
                                                                    ----------
PRINTING & PUBLISHING--2.0%
  Scholastic Corporation (a)                           41,940        1,207,452
                                                                    ----------
REAL ESTATE--8.5%
  Entertainment Properties Trust                       81,135        2,434,050
  Ventas, Inc.                                        165,840        2,839,181
                                                                    ----------
                                                                     5,273,231
                                                                    ----------
RETAIL TRADE--5.0%
  7-Eleven, Inc. (a)                                   94,535        1,297,966
  Barnes & Noble, Inc. (a)                             35,955          913,617
  GameStop Corporation (a)                             57,525          914,647
                                                                    ----------
                                                                     3,126,230
                                                                    ----------
SEMICONDUCTORS--3.5%
  Adaptec, Inc. (a)                                    82,330          622,415
  ChipPAC, Inc. (a)                                   127,402          750,398
  Integrated Circuit Systems, Inc. (a)                 25,960          779,838
                                                                    ----------
                                                                     2,152,651
                                                                    ----------
SOFTWARE & PROGRAMMING--5.7%
  Cognos Incorporated (a)                              33,080        1,026,141
  MicroStrategy Inc. (a)                               21,870        1,006,239
  Take-Two Interactive Software Inc. (a)               44,100        1,506,897
                                                                    ----------
                                                                     3,539,277
                                                                    ----------
WASTE MANAGEMENT--1.2%
  Waste Connections, Inc. (a)                          21,930          769,524
                                                                    ----------
TOTAL COMMON STOCK
  (Cost $45,732,500)                                                59,304,551
                                                                    ----------

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT SMALL CAP FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--5.0%

                                                           Par Value         Value
  State Street Bank & Trust Repurchase
    Agreement 0.10%, 10/01/03,
    (Dated 09/30/03), Collateralized by
    $3,190,000 U.S. Treasury Bond
    0.00%, 03/04/04, Market Value
    $3,174,050, Repurchase Proceeds
    $3,108,009 (Cost $3,108,000)                         $3,108,000       $ 3,108,000
                                                                          -----------
TOTAL INVESTMENTS--100.6%
  (Cost $48,840,500) (b)                                                   62,412,551
OTHER ASSETS & LIABILITIES (NET)--(0.6)%                                     (352,098)
                                                                          -----------
NET ASSETS--100%                                                          $62,060,453
                                                                          ===========
(a)  Non-income producing security.
(b)  At September 30, 2003, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $48,891,368 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                                      $14,256,006
     Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax
        cost over value                                                      (734,823)
                                                                          -----------
     Net unrealized appreciation                                          $13,521,183
                                                                          ===========
(c)  ADR--American Depository Receipts

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT MID CAP FUND
--------------------------------------------------------------------------------

COMMON STOCK--92.4%

                                                   Shares          Value
AIRLINES--2.8%
  Delta Air Lines, Inc.                             9,860        $131,138
  JetBlue Airways Corporation (a)                   2,605         158,827
                                                                 --------
                                                                  289,965
                                                                 --------
APPAREL & TEXTILES--5.0%
  Abercrombie & Fitch Company (a)                   5,250         145,477
  AnnTaylor Stores Corporation (a)                  3,270         105,098
  Foot Locker, Inc.                                 9,415         152,523
  Liz Claiborne, Inc.                               3,235         110,152
                                                                 --------
                                                                  513,250
                                                                 --------
BANKS--5.8%
  Charter One Financial, Inc.                       4,365         133,569
  GreenPoint Financial Corporation                  2,670          79,726
  Hibernia Corporation                              6,790         137,565
  Sovereign Bancorp, Inc.                           7,875         146,081
  Washington Federal, Inc.                          3,975         100,210
                                                                 --------
                                                                  597,151
                                                                 --------
BIOTECHNOLOGY & DRUGS--5.8%
  Genzyme Corporation (a)                           3,025         139,906
  ICN Pharmaceuticals, Inc.                         8,685         149,035
  SICOR Inc. (a)                                    4,630          89,266
  Watson Pharmaceuticals Inc. (a)                   5,100         212,619
                                                                 --------
                                                                  590,826
                                                                 --------
COMMUNICATIONS--8.1%
  Advanced Fibre Communications, Inc. (a)           4,365          91,534
  Enterasys Networks Inc. (a)                      20,335          81,340
  McDATA Corporation (a)                           15,335         180,799
  Nextel Communications, Inc.                       8,275         162,935
  Research In Motion Ltd. (a)                       2,890         110,398
  UTStarcom, Inc. (a)                               6,400         203,584
                                                                 --------
                                                                  830,590
                                                                 --------
COMPUTER SERVICES & EQUIPMENT--4.7%
  Avid Technology, Inc. (a)                         1,940         102,509
  IMS Health, Inc.                                  7,320         154,452
  SanDisk Corporation (a)                           1,815         115,688
  Western Digital Corporation (a)                   8,775         113,110
                                                                 --------
                                                                  485,759
                                                                 --------
CONSTRUCTION SERVICES & MATERIAL--1.5%
  KB Home                                           2,515         150,045
                                                                 --------
CONTAINERS & PACKAGING--2.5%
  Pactiv Corporation (a)                            6,050         122,694
  Smurfit-Stone Container Corporation (a)           9,105         136,393
                                                                 --------
                                                                  259,087
                                                                 --------
ELECTRONICS--7.8%
  AVX Corporation                                   7,270          99,527
  Jabil Circuit, Inc. (a)                           5,700         148,485
  Marvell Technology Group Ltd. (a)                 4,035         152,321
  OmniVision Technologies, Inc. (a)                 1,845          77,933
  Skyworks Solutions, Inc. (a)                     17,610         160,251
  Vishay Intertechnology, Inc.                      9,010         157,855
                                                                 --------
                                                                  796,372
                                                                 --------

                                                   Shares          Value
ENERGY EQUIPMENT & SERVICES--0.7%
  Patterson-UTI Energy, Inc. (a)                    2,750        $ 74,443
                                                                 --------
FINANCIAL SERVICES--4.2%
  Countrywide Financial Corporation                 1,855         145,209
  Doral Financial Corporation                       3,535         166,145
  Providian Financial Corporation (a)               9,900         116,721
                                                                 --------
                                                                  428,075
                                                                 --------
FOOD & BEVERAGE--2.4%
  Coors (Adolph) Company                            1,600          86,016
  Del Monte Foods Company (a)                      18,420         160,438
                                                                 --------
                                                                  246,454
                                                                 --------
HEALTHCARE--5.8%
  Coventry Health Care, Inc. (a)                    2,130         112,336
  Cytyc Corporation (a)                            12,415         186,722
  Lincare Holdings Inc. (a)                         4,125         151,181
  Zimmer Holdings, Inc. (a)                         2,690         148,219
                                                                 --------
                                                                  598,458
                                                                 --------
HOTELS & RESTAURANTS--3.8%
  Brinker International Inc. (a)                    3,835         127,936
  P.F. Chang's China Bistro, Inc. (a)               2,855         129,474
  Sonic Corporation (a)                             5,050         127,664
                                                                 --------
                                                                  385,074
                                                                 --------
INDUSTRIAL CONGLOMERATES--1.3%
  Pentair, Inc.                                     3,260         129,976
                                                                 --------
INSURANCE--3.7%
  Anthem, Inc. (a)                                  1,815         129,464
  Berkley (W. R.) Corporation                       2,700          92,502
  Humana Inc.                                       8,935         161,277
                                                                 --------
                                                                  383,243
                                                                 --------
INVESTMENT SERVICES--3.4%
  Ameritrade Holding Corporation (a)               12,600         141,750
  Bear Stearns Companies Inc.                       1,480         110,704
  Waddell & Reed Financial, Inc.                    4,010          94,516
                                                                 --------
                                                                  346,970
                                                                 --------
IT CONSULTING & SERVICES--1.0%
  BearingPoint, Inc. (a)                           13,220         105,496
                                                                 --------
MISCELLANEOUS--4.9%
  Diebold Inc.                                      3,225         163,346
  Methanex Corporation                              8,295          77,641
  Navistar International Corporation (a)            2,970         110,722
  Swift Transportation Company (a)                  6,525         148,052
                                                                 --------
                                                                  499,761
                                                                 --------
OIL & GAS OPERATIONS--1.3%
  Amerada Hess Corporation                          2,710         135,771
                                                                 --------
PERSONAL & HOUSEHOLD PRODUCTS--1.4%
  Dial Corporation                                  6,805         146,580
                                                                 --------
REAL ESTATE--1.8%
  CarrAmerica Realty Corporation                    2,975          88,804
  Federal Realty Investment Trust                   2,540          93,624
                                                                 --------
                                                                  182,428
                                                                 --------

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT MID CAP FUND--Continued
--------------------------------------------------------------------------------

                                         Shares      Value
RETAIL TRADE--5.0%
  InterActiveCorp (a)                   2,415      $  79,816
  Michaels Stores, Inc.                 3,470        141,437
  Office Depot, Inc. (a)                9,690        136,145
  Tiffany & Co.                         4,110        153,426
                                                   ---------
                                                     510,824
                                                   ---------
SOFTWARE & PROGRAMMING--2.7%
  Symantec Corporation (a)              2,300        144,946
  Synopsys, Inc. (a)                    4,300        132,311
                                                   ---------
                                                     277,257
                                                   ---------
UTILITIES--4.1%
  FirstEnergy Corporation               3,085         98,412
  iShares Trust (c)                     5,920        317,371
                                                   ---------
                                                     415,783
                                                   ---------
WASTE MANAGEMENT--0.9%
  Allied Waste Industries, Inc. (a)     8,035         86,778
                                                   ---------
TOTAL COMMON STOCK
  (Cost $8,752,536)                                9,466,416
                                                   ---------

SHORT TERM INVESTMENTS--7.0%

                                                       Par Value      Value
  State Street Bank & Trust Repurchase
    Agreement 0.10%, 10/01/03,
    (Dated 09/30/03), Collateralized by
    $740,000 U.S. Treasury Bond
    0.00%, 03/04/04, Market Value
    $736,300, Repurchase Proceeds
    $717,002 (Cost $717,000)                           $717,000    $   717,000
                                                                   -----------
TOTAL INVESTMENTS--99.4%
  (Cost $9,469,536) (b)                                             10,183,416
OTHER ASSETS & LIABILITIES (NET)--0.6%                                  57,990
                                                                   -----------
NET ASSETS--100%                                                   $10,241,406
                                                                   ===========
(a)  Non-income producing security.
(b)  At September 30, 2003, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $9,478,271 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                               $ 1,160,531
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                                (455,386)
                                                                   -----------
     Net unrealized appreciation                                   $   705,145
                                                                   ===========
(c)  Sector Fund Represents a portfolio of utilities stocks designed to track the performance of a specific benchmark index in a single trade.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

COMMON STOCK--99.5%

                                                  Shares          Value
AEROSPACE & DEFENSE--0.9%
  Lockheed Martin Corporation                      8,400       $  387,660
                                                               ----------
AUTOMOBILES--1.0%
  General Motors Corporation                       9,600          392,928
                                                               ----------
BANKS--2.2%
  First Tennessee National Corporation             9,800          416,108
  Washington Mutual Inc.                          11,900          468,503
                                                               ----------
                                                                  884,611
                                                               ----------
BIOTECHNOLOGY & DRUGS--8.5%
  Abbott Laboratories                              4,400          187,220
  Amgen, Inc. (a)                                  3,500          225,995
  Invitrogen Corporation (a)                       5,200          301,548
  Johnson & Johnson                               17,000          841,840
  Pfizer Inc.                                     26,300          798,994
  Merck & Company Inc.                             9,900          501,138
  Mylan Laboratories Inc.                          8,700          336,255
  Pharmaceutical Resources, Inc. (a)               4,500          306,990
                                                               ----------
                                                                3,499,980
                                                               ----------
CHEMICALS--0.8%
  Monsanto Company                                13,800          330,372
                                                               ----------
COMMUNICATIONS--8.5%
  AT&T Corp.                                      15,500          334,025
  Avaya Inc. (A)                                  28,000          305,200
  BellSouth Corporation                            8,300          196,544
  Cisco Systems, Inc. (a)                         32,000          625,280
  Foundry Networks, Inc. (a)                      15,300          329,103
  Nextel Communications, Inc. (a)                 24,900          490,281
  SBC Communications Inc.                         14,800          329,300
  Scientific-Atlanta, Inc.                        13,300          414,295
  Sprint FON Group                                18,000          271,800
  Verizon Communications Inc.                      6,200          201,128
                                                               ----------
                                                                3,496,956
                                                               ----------
COMPUTER SERVICES & EQUIPMENT--3.4%
  Convergys Corporation (a)                       16,200          297,108
  Dell Computer Corporation (a)                   21,500          717,885
  International Business Machines                  4,200          370,986
                                                               ----------
                                                                1,385,979
                                                               ----------
ELECTRIC UTILITIES--2.5%
  American Electric Power Company, Inc.            9,000          270,000
  Entergy Corporation                              7,600          411,540
  Public Service Enterprise Group Inc.             8,200          344,400
                                                               ----------
                                                                1,025,940
                                                               ----------
ENTERTAINMENT & RECREATION--2.1%
  Blockbuster Inc.                                21,800          457,800
  Hasbro, Inc.                                    20,700          386,676
                                                               ----------
                                                                  844,476
                                                               ----------

                                                  Shares           Value
FINANCIAL SERVICES--14.2%
  Bank of America Corporation                      9,500       $  741,380
  Capital One Financial Corp.                      6,000          342,240
  Citigroup Inc.                                  29,766        1,354,651
  Doral Financial Corporation                      6,300          296,100
  Federal Home Loan Mortgage Corporation           8,000          418,800
  Federal National Mortgage Association            4,400          308,880
  J.P. Morgan Chase & Company                      9,100          312,403
  Lehman Brothers Holdings Inc.                    5,300          366,124
  MBNA Corporation                                18,900          430,920
  Merrill Lynch & Co., Inc.                        8,900          476,417
  Wachovia Corporation                            11,700          481,923
  Wells Fargo & Company                            5,700          293,550
                                                               ----------
                                                                5,823,388
                                                               ----------
FOOD & BEVERAGE--1.7%
  Coca-Cola Company                                6,100          262,056
  Dean Foods Company (a)                           9,000          279,270
  PepsiCo, Inc.                                    3,400          155,822
                                                               ----------
                                                                  697,148
                                                               ----------
HEALTHCARE--3.0%
  Beckman Coulter, Inc.                            9,000          409,860
  Guidant Corporation                              8,600          402,910
  PacifiCare Health Systems Inc. (a)               8,600          419,680
                                                               ----------
                                                                1,232,450
                                                               ----------
INDUSTRIAL CONGLOMERATES--2.7%
  General Electric Company                        36,500        1,088,065
                                                               ----------
INSURANCE--9.4%
  AFLAC Inc.                                      10,200          329,460
  American International Group, Inc.              12,200          703,940
  Chubb Corporation                                5,600          363,328
  Old Republic International Corporation           8,400          277,956
  Principal Financial Group, Inc.                 14,800          458,652
  Progressive Corporation                          3,300          228,063
  Prudential Financial Inc.                       14,700          549,192
  UnitedHealth Group Inc.                          7,900          397,528
  WellPoint Health Networks Inc. (a)               7,100          547,268
                                                               ----------
                                                                3,855,387
                                                               ----------
MEDIA--2.2%
  AOL-Time Warner Inc. (a)                        32,000          483,520
  McGraw-Hill Companies, Inc.                      5,500          341,715
  Viacom Inc.                                      2,200           84,260
                                                               ----------
                                                                  909,495
                                                               ----------
MISCELLANEOUS--3.5%
  Arrow Electronics, Inc. (a)                      9,300          171,027
  Deere & Company                                  7,000          373,170
  Energizer Holdings, Inc. (a)                     6,400          235,328
  Georgia-Pacific Corporation                     11,600          281,184
  Pactiv Corporation (a)                           7,000          141,960
  United Parcel Service, Inc.                      3,900          248,820
                                                               ----------
                                                                1,451,489
                                                               ----------

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT GROWTH AND INCOME FUND--Continued
--------------------------------------------------------------------------------

                                                    Shares           Value
MOTOR VEHICLE PARTS--2.1%
  Advance Auto Parts, Inc. (a)                       5,800        $  411,220
  American Axle & Manufacturing
    Holdings, Inc. (a)                               5,500           162,690
  Delphi Corporation                                31,900           288,695
                                                                  ----------
                                                                     862,605
                                                                  ----------
OIL & GAS INTEGRATED--7.1%
  Amerada Hess Corporation                           5,500           275,550
  ChevronTexaco Corporation                          7,500           535,875
  Exxon Mobil Corporation                           33,700         1,233,420
  Marathon Oil Corporation                           8,900           253,650
  Occidental Petroleum Corp.                        10,000           352,300
  Sunoco, Inc.                                       6,400           257,408
                                                                  ----------
                                                                   2,908,203
                                                                  ----------
PERSONAL & HOUSEHOLD PRODUCTS--2.5%
  Dial Corporation                                  13,600           292,944
  Procter & Gamble Company                           8,000           742,560
                                                                  ----------
                                                                   1,035,504
                                                                  ----------
RAILROAD--0.8%
  Burlington Northern Santa Fe Corporation          11,900           343,553
                                                                  ----------
RETAIL TRADE--8.6%
  Black & Decker Corporation                         7,200        $  291,960
  Gap, Inc.                                         20,200           345,824
  Federated Department Stores, Inc.                 12,400           519,560
  Home Depot, Inc.                                   6,400           203,840
  RadioShack Corporation                            14,600           414,786
  Sherwin-Williams Company                          12,100           355,861
  Supervalue Inc.                                   18,300           436,638
  Wal-Mart Stores, Inc.                             17,000           949,450
                                                                  ----------
                                                                   3,517,919
                                                                  ----------
SEMICONDUCTORS--4.3%
  Altera Corp. (a)                                  16,700           315,630
  Amkor Technology, Inc. (a)                        19,200           272,832
  Intel Corporation                                 42,500         1,169,175
                                                                  ----------
                                                                   1,757,637
                                                                  ----------
SOFTWARE & PROGRAMMING--5.7%
  Citrix Systems, Inc. (a)                          16,500           364,320
  Computer Associates International, Inc.           16,500           430,815
  Microsoft Corporation (a)                         56,200         1,561,798
                                                                  ----------
                                                                   2,356,933
                                                                  ----------

                                                    Shares           Value
TOBACCO--1.0%
  Altria Group, Inc.                                 9,200       $   402,960
                                                                 ------------
WASTE MANAGEMENT--0.8%
  Allied Waste Industries, Inc. (a)                 30,300           327,240
                                                                 ------------
TOTAL COMMON STOCK
  (Cost $41,187,092) (b)                                          40,818,878
OTHER ASSETS & LIABILITIES (NET)--0.5%                               184,317
                                                                 ------------
NET ASSETS--100%                                                 $ 41,003,195
                                                                 ============
(a)  Non-income producing security.
(b)  At September 30, 2003, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $41,394,890 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost $1,561,726
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                                 (2,137,738)
                                                                 ------------
     Net unrealized depreciation                                 $  (576,012)
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMMON STOCK--96.8%

                                                    Shares             Value
BRAZIL--10.1%
  Companhia de Saneamento Basico (c)                 20,973         $  228,606
  Companhia Siderurgica Nacional (c)                 22,300            792,096
  Telenordeste Celul (c)                             58,800            428,064
  Usina Siderurgica do Minas Gerais SA (c)           60,900            405,655
  Votorantim Papel E Celulose SA (c)                  9,724            256,324
                                                                    ----------
                                                                     2,110,745
                                                                    ----------
CHINA--6.9%
  Aluminium Corporation of China                  1,616,000            542,534
  Jiangxi Copper Company Ltd.                     2,251,000            523,191
  Sinopec Shanghai Petrochemical                  1,755,000            371,649
                                                                    ----------
                                                                     1,437,374
                                                                    ----------
CZECHOSLOVAKIA--1.7%
  Komercni Banka AS                                   4,200            364,584
                                                                    ----------
HUNGARY--2.2%
  Magyar Olaj-Es Gaz                                  9,400            258,378
  OTP Bank                                           17,600            208,828
                                                                    ----------
                                                                       467,206
                                                                    ----------
INDIA--6.8%
  Bajaj Auto Ltd. (d)                                25,600            435,712
  Mahindra & Mahindra Ltd. (d)                       51,000            270,300
  State Bank of India (d)                            28,527            718,310
                                                                    ----------
                                                                     1,424,322
                                                                    ----------
ISRAEL--2.5%
  Bank Leumi Le Israel                              362,500            515,527
                                                                    ----------
KOREA, REPUBLIC OF--15.8%
  Hite Brewery Company Ltd.                           1,830            111,377
  Hyundai Motor Company Ltd.                         17,530            504,493
  Korea Electric Power Corporation                   37,300            702,121
  Korean Air Lines                                   24,340            286,751
  Posco                                               2,310            265,113
  Samsung Electronics Ltd.                            1,450            494,196
  Samsung SDI Company Ltd.                            5,200            438,552
  Shinhan Financial Group Ltd.                        5,950             80,703
  SK Telecom Company Ltd.                             2,640            422,345
                                                                    ----------
                                                                     3,305,651
                                                                    ----------
MALAYSIA--3.1%
  Edaran Otomobil
  Genting Bhd                                        59,600            235,263
  Malakoff Bhd                                      224,000            279,411
  Perusahaan Otomobil Nasional Bhd                   77,000            143,868
                                                                    ----------
                                                                       658,542
                                                                    ----------
MEXICO--8.7%
  Alfa SA                                           179,000            432,888
  America Movil SA                                   25,800             29,801
  Consorcio Ara SA (a)                              211,000            497,035
  Grupo Elektra SA                                  122,000            422,756
  Telefonos De Mexico                               288,800            441,277
                                                                    ----------
                                                                     1,823,757
                                                                    ----------

                                                    Shares             Value
PHILIPPINES--0.7%
  Petron Corporation                              1,657,700         $   60,418
  Philippine Long Distance
    Telephone Company (a)                             6,700             78,141
                                                                    ----------
                                                                       138,559
                                                                    ----------
RUSSIA--3.4%
  JSC MMC Norilsk Nickel (c)                         11,000            541,750
  OAO Tatneft (c)                                     7,400            160,062
                                                                    ----------
                                                                       701,812
                                                                    ----------
SOUTH AFRICA--16.7%
  African Bank Investments Ltd.                     269,700            281,188
  Firstrand Ltd.                                    479,100            502,952
  Foschini                                          199,600            463,565
  Metro Cash & Carry Ltd. (a)                     1,225,638            364,847
  MTN Group Ltd. (a)                                192,921            552,091
  Sasol Ltd.                                         33,900            405,603
  Standard Bank Group Ltd.                          149,000            685,668
  Woolworths Holdings Ltd.                          273,000            240,658
                                                                    ----------
                                                                     3,496,572
                                                                    ----------
TAIWAN--10.4%
  Asustek Computer Inc. (d)                         120,956            302,390
  Benq Corporation (d)                               20,664            158,080
  China Steel Corporation                           439,770            337,683
  Giga-Byte Technology Company Ltd.                 252,000            489,357
  Inventec Company Ltd.                             202,600            132,143
  Realtek Semiconductor Corporation (d)               2,834             24,008
  Synnex Technology International
    Corporation                                     290,300            413,116
  Taishin Financial                                 548,600            323,663
                                                                    ----------
                                                                     2,180,440
                                                                    ----------
THAILAND--5.1%
  PTT Public Company                                275,800            547,742
  Ratchaburi Electricity Generating Holdings        363,600            263,412
  Siam Cement Public Company                         52,500            264,926
                                                                    ----------
                                                                     1,076,080
                                                                    ----------
TURKEY--2.7%
  Arcelik SA                                     64,531,500            241,152
  Tupras--Turkiye Petrol Rafinerileri AS         38,886,000            332,550
                                                                    ----------
                                                                       573,702
                                                                    ----------
TOTAL COMMON STOCK
  (Cost $16,013,790)                                                20,274,873
                                                                    ----------
PREFERRED STOCK--1.1%
BRAZIL--1.1%
  Sadia SA (c)                                        8,733            228,805
                                                                    ----------
TOTAL PREFERRED STOCK
  (Cost $147,185)                                                      228,805
                                                                    ----------

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT EMERGING MARKETS FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--3.5%

                                                        Par
                                                       Value           Value
  State Street Bank & Trust Repurchase
    Agreement .10%, 10/01/03, (Dated
    09/30/03), Collateralized by
    $755,000 U.S. Treasury Bond
    0.00%, 03/04/04, Market Value
    $751,225, Repurchase Proceeds
    $732,002 (Cost $732,000)                         $732,000       $   732,000
                                                                    -----------
TOTAL INVESTMENTS--101.4%
  (Cost $16,892,975) (b)                                             21,235,678
OTHER ASSETS & LIABILITIES (NET)--(1.4)%                               (301,025)
                                                                    -----------
NET ASSETS--100%                                                    $20,934,653
                                                                    ===========
(a)  Non-income producing security.
(b)  At September 30, 2003, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $16,894,262 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                                $ 4,505,546
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                                 (164,130)
                                                                    -----------
     Net unrealized appreciation                                    $ 4,341,416
                                                                    ===========
(c)  ADR--American Depository Receipts
(d)  ADR--Global Depository Receipts

SECTOR ALLOCATIONS
(as a percentage of Total Common Stock and Preferred Stock)
--------------------------------------------------------------------------------
Basic Industries                                                            9.5%
Consumer Discretionary                                                     15.5%
Consumer Staples                                                            3.4%
Energy                                                                      8.6%
Finance                                                                    18.0%
Information Technology                                                     11.1%
Material                                                                   18.3%
Telecommunication Services                                                  9.5%
Utilities                                                                   6.1%

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT FOREIGN VALUE FUND
--------------------------------------------------------------------------------

COMMON STOCK--95.0%

                                                  Shares             Value
AUSTRALIA--2.2%
  BHP Billiton Ltd.                               219,000         $ 1,573,173
                                                                  -----------
CANADA--1.6%
  Methanex Corporation                            122,000           1,138,245
                                                                  -----------
CROATIA--1.1%
  Pliva D D (d)                                    56,000             795,200
                                                                  -----------
FINLAND--9.0%
  Huhtamaki OYJ                                    56,200             589,358
  KCI Konecranes OYJ                               28,100             828,048
  Kone Corporation OYJ-B                           30,420           1,500,757
  UPM-Kymmene OYJ                                  49,400             828,301
  Yit-Yhtyma OYJ                                  108,500           2,781,332
                                                                  -----------
                                                                    6,527,796
                                                                  -----------
FRANCE--11.8%
  Christian Dior                                   24,040           1,198,048
  CNP Assurances                                   19,000             864,741
  Groupe Danone                                     9,700           1,480,619
  Imerys SA                                         7,000           1,292,789
  Peugeot SA                                       45,500           1,934,575
  Renault SA                                       17,000           1,006,267
  STMicroelectronics                               34,700             838,973
                                                                  -----------
                                                                    8,616,012
                                                                  -----------
GERMANY--4.2%
  Continental AG                                  103,600           3,017,867
                                                                  -----------
HONG KONG--12.5%
  ASM Pacific Technology                          601,045           2,033,389
  Cathay Pacific Airways Ltd.                   1,345,000           2,275,128
  CNOOC Ltd.                                    1,915,100           3,276,571
  VTech Holdings Ltd.                           1,191,015           1,491,768
                                                                  -----------
                                                                    9,076,856
                                                                  -----------
ITALY--4.4%
  ENI Spa                                          57,600             880,555
  ENI Spa (e)                                      17,000           1,301,010
  Parmalat Finanziaria Spa                        333,001           1,045,694
                                                                  -----------
                                                                    3,227,259
                                                                  -----------
KOREA, REPUBLIC OF--3.7%
  Samsung Electronics Company Ltd.                  2,500             852,063
  Samsung Electronics Company Ltd.. (c) (d)         4,400             743,600
  Samsung SDI Company Ltd.                         12,700           1,071,078
                                                                  -----------
                                                                    2,666,741
                                                                  -----------
NETHERLANDS--3.3%
  ABN-AMRO Holdings NV                             45,339             837,339
  Draka Holdings                                   36,202             472,023
  Heineken NV                                      31,000           1,126,620
                                                                  -----------
                                                                    2,435,982
                                                                  -----------

                                                  Shares             Value
NORWAY--2.8%
  DNB Holding ASA                                 152,500         $   730,617
  Norske Skogindustrier ASA                        25,600           1,302,679
                                                                  -----------
                                                                    2,033,296
                                                                  -----------
SOUTH AFRICA--4.4%
  Impala Platinum Holdings Ltd.                    16,200           1,353,533
  Palabora Mining Company (a)                         381               2,488
  Sappi Ltd.                                       65,700             866,861
  Sasol Ltd.                                       84,000           1,005,033
                                                                  -----------
                                                                    3,227,915
                                                                  -----------
SPAIN--5.0%
  Banco Bilbao Vizcaya Argentaria                  71,700             740,207
  Repsol YPF SA                                    75,800           1,246,225
  Repsol YPF SA (e)                               100,000           1,647,000
                                                                  -----------
                                                                    3,633,432
                                                                  -----------
SWEDEN--6.1%
  Assa Abloy AB                                   101,800             893,420
  Autoliv Inc. (f)                                 86,900           2,607,606
  Svenska Cellulosa AB                             26,700             964,869
                                                                  -----------
                                                                    4,465,895
                                                                  -----------
THAILAND--1.0%
  Total Access Communications PLC (a)             498,200             752,282
                                                                  -----------
UNITED KINGDOM--21.9%
  Anglo American PLC                               52,203             938,032
  Barratt Developments PLC                        332,000           2,803,485
  Bellway PLC                                     115,100           1,147,950
  BHP Billiton PLC                                155,380           1,031,831
  Crest Nicholson PLC                             239,000           1,158,224
  GlaxoSmithKline PLC                              79,400           1,648,464
  FKI PLC                                       1,483,600           2,527,768
  Persimmon PLC                                   154,134           1,378,406
  Wimpey (George) PLC                             201,000           1,219,510
  WPP Group PLC                                   251,100           2,118,260
                                                                  -----------
                                                                   15,971,930
                                                                  -----------
TOTAL COMMON STOCK
  (Cost $53,830,449)                                               69,159,881
                                                                  -----------
PREFERRED STOCK--2.2%
KOREA, REPUBLIC OF--2.2%
  Samsung Electronics Company Ltd.                  9,500           1,585,880
                                                                  -----------
TOTAL PREFERRED STOCK
  (Cost $1,187,684)                                                 1,585,880
                                                                  -----------

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2003 (Unaudited)
QUANT FOREIGN VALUE FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--2.2%

                                                     Par
                                                    Value            Value
UNITED STATES
  General Electric Capital Commercial
    Paper, Yield of 0.90%, Maturing on
    10/01/03 (Cost $1,617,000)                    $1,617,000      $ 1,617,000
                                                                  -----------
TOTAL INVESTMENTS--99.4%
  (Cost $56,635,133) (b)                                           72,362,761
OTHER ASSETS & LIABILITIES (NET)--0.6%                                443,417
                                                                  -----------
NET ASSETS--100%                                                  $72,806,178
                                                                  ===========
(a)  Non-income producing security.
(b)  At September 30, 2003, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $56,635,133 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                              $17,894,276
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                             (2,166,648)
                                                                  -----------
     Net unrealized appreciation                                  $15,727,628
                                                                  ===========
(c)  Security exempt from registration under Rule 144A of the
     Securities Act of 1933. (Note 2)
(d)  GDR--Global Depository Receipts
(e)  ADR--American Depository Receipts
(f)  SDR--Swedish Depository Receipts

SECTOR ALLOCATIONS
(as a percentage of Total Common Stock and Preferred Stock)
--------------------------------------------------------------------------------
Basic Industries                                                          17.1%
Consumer Discretionary                                                    27.7%
Consumer Staples                                                           5.2%
Energy                                                                    15.1%
Finance                                                                    4.5%
Healthcare                                                                 3.4%
Information Technology                                                    11.0%
Material                                                                  14.9%
Telecommunication Services                                                 1.1%

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES September 30, 2003 (Unaudited)

                                                                                                 Growth and     Emerging
                                                                   Small Cap     Mid Cap          Income        Markets
Assets:
Investments at value (Note 2)                                    $59,304,551   $ 9,466,416      $ 40,818,878   $20,503,678
Repurchase Agreements                                              3,108,000       717,000                --       732,000
Foreign currency at value (Cost $10,075 for Emerging Markets
 and $103,901 for Foreign Value) (Note 2)                                 --            --                --        11,008
Cash                                                                   1,295        52,220            76,039       363,104
Dividends, interest and foreign tax reclaims receivable*              45,590         3,108            38,748       (58,807)
Receivable for investments sold                                      574,292       328,807         1,541,641            --
Receivable for shares of beneficial interest sold                     11,918            --                --         8,000
Prepaid Expenses                                                          --        11,002               197         9,042
Other assets                                                          18,764         3,389            14,501         4,871
                                                                 -----------   -----------      ------------   -----------
  Total assets                                                    63,064,410    10,581,942        42,490,004    21,572,896
                                                                 -----------   -----------      ------------   -----------
Liabilities:
Payable for investments purchased                                    920,759       329,213         1,437,900       612,022
Payable for compensation of Manager (Note 3)                          52,167         8,584            26,133        13,781
Payable for distribution fees (Note 3)                                23,192         1,865            17,143         7,004
Payable to custodian                                                   2,717           874                --         3,239
Payable to transfer agent (Note 3)                                     4,499            --             5,357         2,197
Other accrued expenses                                                   623            --               276            --
                                                                 -----------   -----------      ------------   -----------
  Total liabilities                                                1,003,957       340,536         1,486,809       638,243
                                                                 -----------   -----------      ------------   -----------
Net assets                                                       $62,060,453   $10,241,406      $ 41,003,195   $20,934,653
                                                                 ===========   ===========      ============   ===========
Net Assets consist of:
Shares of beneficial interest                                    $55,102,321   $13,183,561      $ 54,416,638   $19,509,032
Undistributed net investment income (loss)                          (284,496)      (65,018)          (46,715)       76,932
Accumulated net realized gain (loss) on investments and
 foreign denominated assets, liabilities and currency             (6,329,423)   (3,591,017)      (12,998,514)   (2,933,679)
Unrealized appreciation (depreciation) of investments
 and foreign denominated assets, liabilities and currency         13,572,051       713,880          (368,214)    4,282,368
                                                                 -----------   -----------      ------------   -----------
                                                                 $62,060,453   $10,241,406      $ 41,003,195   $20,934,653
                                                                 -----------   -----------      ------------   -----------
Investments, at cost                                             $48,840,500   $ 9,469,536      $ 41,187,092   $16,892,975
                                                                 -----------   -----------      ------------   -----------
Net assets
 Ordinary Shares                                                 $55,167,851   $ 8,899,753      $ 40,334,418   $17,287,842
 Institutional Shares                                            $ 6,892,602   $ 1,341,653      $    668,777   $ 3,646,811
Shares of beneficial interest outstanding
 (Unlimited number of shares authorized)
 Ordinary Shares                                                   3,439,181       775,709         3,742,945     1,974,611
 Institutional Shares                                                399,688       112,740            59,938       412,410
Net asset value and offering price per share**
 Ordinary Shares                                                 $     16.04   $     11.47      $      10.78   $      8.76
 Institutional Shares                                            $     17.24   $     11.90      $      11.16   $      8.84

                                                                                          Foreign
                                                                                           Value
Assets:
Investments at value (Note 2)                                                           $ 72,362,761
Repurchase Agreements                                                                             --
Foreign currency at value (Cost $10,075 for Emerging Markets and $103,901 for
 Foreign Value) (Note 2)                                                                     107,174
Cash                                                                                              --
Dividends, interest and foreign tax reclaims receivable*                                     170,447
Receivable for investments sold                                                              268,759
Receivable for shares of beneficial interest sold                                            155,017
Prepaid Expenses                                                                               3,118
Other assets                                                                                  10,840
                                                                                        ------------
  Total assets                                                                            73,078,116
                                                                                        ------------
Liabilities:
Payable for investments purchased                                                            136,530
Payable for compensation of Manager (Note 3)                                                  60,861
Payable for distribution fees (Note 3)                                                        14,167
Payable to custodian                                                                           2,120
Payable to transfer agent (Note 3)                                                            10,208
Other accrued expenses                                                                        48,052
                                                                                        ------------
  Total liabilities                                                                          271,938
                                                                                        ------------
Net assets                                                                              $ 72,806,178
                                                                                        ============
Net Assets consist of:
Shares of beneficial interest                                                           $ 66,852,772
Undistributed net investment income (loss)                                                   657,487
Accumulated net realized gain (loss) on investments and foreign denominated assets,
 liabilities and currency                                                                (10,440,364)
Unrealized appreciation (depreciation) of investments and foreign denominated assets,
 liabilities and currency                                                                 15,736,283
                                                                                        ------------
                                                                                        $ 72,806,178
                                                                                        ------------
Investments, at cost                                                                    $ 56,635,133
                                                                                        ------------
Net assets
 Ordinary Shares                                                                        $ 67,738,174
 Institutional Shares                                                                   $  5,068,004
Shares of beneficial interest outstanding (Unlimited number of shares authorized)
 Ordinary Shares                                                                           6,277,816
 Institutional Shares                                                                        467,586
Net asset value and offering price per share**
 Ordinary Shares                                                                        $      10.79
 Institutional Shares                                                                   $      10.84

* Includes an estimate of $61,289 for foreign witholding taxes payable for Emerging Markets.
** A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor. No deferred sales charge is withheld from redemptions of the Institutional Shares. In addition, no deferred sales charge is withheld from the Ordinary Shares of Mid Cap purchased after August 1, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Year Ended September 30, 2003 (Unaudited)

                                                                          Small Cap       Mid Cap
Investment Income:
 Dividends *                                                             $   273,506     $   35,515
 Interest                                                                      1,517            259
 Miscellaneous Income                                                             --             --
                                                                         -----------     ----------
Total investment income                                                      275,023         35,774
                                                                         -----------     ----------
Expenses:
 Compensation of Manager (Note 3)                                            284,726         47,622
 Distribution fees, Ordinary Shares (Note 3)                                 126,337         10,353
 Custodian fees                                                               21,300         20,550
 Transfer agent fees (Note 3):
  Ordinary Shares                                                             43,784          7,378
  Institutional Shares                                                         5,448          1,075
 Audit and legal                                                              22,462          3,815
 Registration fees                                                             8,757          1,489
 Insurance                                                                    11,560          1,965
 Compensation of Trustees (Note 3)                                             4,773            811
 Printing                                                                      6,838          1,162
 Miscellaneous (Note 3)                                                       23,534          4,572
                                                                         -----------     ----------
  Total expenses before waivers and/or reimbursements, and reductions        559,519        100,792
  Waivers and/or reimbursements of expenses (Note 3)                              --             --
  Fees reduced by credits allowed by Custodian (Note 3)                           --             --
                                                                         -----------     ----------
Expenses, net                                                                559,519        100,792
                                                                         -----------     ----------
Net investment income (loss)                                                (284,496)       (65,018)
                                                                         -----------     ----------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 and Foreign Translation:
 Net realized gain (loss) (Note 2) on:
  Investments **                                                           1,943,662         56,854
  Foreign denominated assets, liabilities and currency                            --             --
 Change in unrealized appreciation (depreciation) of:
  Investments                                                             12,266,492      2,325,249
  Foreign denominated assets, liabilities and currency                            --             --
                                                                         -----------     ----------
 Net realized and unrealized gain (loss)                                  14,210,154      2,382,103
                                                                         -----------     ----------
 Net increase (decrease) in net assets resulting from operations         $13,925,658     $2,317,085
                                                                         ===========     ==========

                                                                           Growth and    Emerging       Foreign
                                                                             Income       Markets        Value
Investment Income:
 Dividends *                                                             $   318,628    $  197,728    $ 1,160,812
 Interest                                                                         --           778          7,868
 Miscellaneous Income                                                             --            --          1,807
                                                                         -----------    ----------    -----------
Total investment income                                                      318,628       198,506      1,170,487
                                                                         -----------    ----------    -----------
Expenses:
 Compensation of Manager (Note 3)                                            152,935        61,884        311,306
 Distribution fees, Ordinary Shares (Note 3)                                 100,328        35,815         72,885
 Custodian fees                                                               20,925        33,400         46,700
 Transfer agent fees (Note 3):
  Ordinary Shares                                                             34,770        12,432         52,663
  Institutional Shares                                                           584           937          3,918
 Audit and legal                                                              16,474         5,861         22,110
 Registration fees                                                             6,445         2,268          8,545
 Insurance                                                                     8,479         3,005         11,567
 Compensation of Trustees (Note 3)                                             3,502         1,241          4,753
 Printing                                                                      5,017         1,782          6,742
 Miscellaneous (Note 3)                                                       17,504         6,608         22,989
                                                                         -----------    ----------    -----------
  Total expenses before waivers and/or reimbursements, and reductions        366,963       165,233        564,178
  Waivers and/or reimbursements of expenses (Note 3)                              --            --             --
  Fees reduced by credits allowed by Custodian (Note 3)                       (1,620)           --             --
                                                                         -----------    ----------    -----------
Expenses, net                                                                365,343       165,233        564,178
                                                                         -----------    ----------    -----------
Net investment income (loss)                                                 (46,715)       33,273        606,309
                                                                         -----------    ----------    -----------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 and Foreign Translation:
 Net realized gain (loss) (Note 2) on:
  Investments **                                                          (3,336,553)      825,606     (1,361,433)
  Foreign denominated assets, liabilities and currency                            --        (6,469)         1,882
 Change in unrealized appreciation (depreciation) of:
  Investments                                                              7,988,989     4,425,998     18,812,448
  Foreign denominated assets, liabilities and currency                            --           857          7,317
                                                                         -----------    ----------    -----------
 Net realized and unrealized gain (loss)                                   4,652,436     5,245,992     17,460,214
                                                                         -----------    ----------    -----------
 Net increase (decrease) in net assets resulting from operations         $ 4,605,721    $5,279,265    $18,066,523
                                                                         ===========    ==========    ============

* Dividends are net of foreign withholding taxes of $75 for Mid Cap, $3,754 for Growth & Income, $29,514 for Emerging Markets and $98,423 for Foreign Value.
** Net realized gain (loss) on Investments are net of foreign withholding taxes of $8,462 for Emerging Markets.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                     ------------ Small Cap -----------
                                                                      Six Months ended     Year ended
                                                                     September 30, 2003  March 31, 2003
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                           $  (284,496)      $   (414,210)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                       1,943,662         (8,344,475)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                           12,266,492        (11,993,404)
                                                                        -----------       ------------
 Net increase (decrease) in net assets resulting from operations         13,925,658        (20,752,089)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                --                 --
  Institutional Shares                                                           --                 --
 Net realized gains
  Ordinary Shares                                                                --         (2,666,295)
  Institutional Shares                                                           --           (320,818)
                                                                        -----------       ------------
                                                                                 --         (2,987,113)
                                                                        -----------       ------------
Fund share transactions, net (Note 10)                                      130,129         (1,120,785)
Issued in connection with acquisition                                            --                 --
                                                                        -----------       ------------
Increase (decrease) in net assets                                        14,055,787        (24,859,987)
Net assets beginning of year                                             48,004,666         72,864,653
                                                                        -----------       ------------
Net assets end of year *                                                $62,060,453       $ 48,004,666
                                                                        ===========       ============
* Includes undistributed net investment income (loss) of                $  (284,496)      $         --


                                                                     ------------- Mid Cap --------------
                                                                      Six Months ended      Year ended
                                                                     September 30, 2003   March 31, 2003
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                           $   (65,018)      $    (138,199)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                          56,854          (2,099,008)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            2,325,249          (2,764,272)
                                                                        -----------       -------------
 Net increase (decrease) in net assets resulting from operations          2,317,085          (5,001,479)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                --                  --
  Institutional Shares                                                           --                  --
 Net realized gains
  Ordinary Shares                                                                --                  --
  Institutional Shares                                                           --                  --
                                                                        -----------       -------------
                                                                                 --                  --
                                                                        -----------       -------------
Fund share transactions, net (Note 10)                                     (282,786)         (2,814,710)
Issued in connection with acquisition                                            --                  --
                                                                        -----------       -------------
Increase (decrease) in net assets                                         2,034,299          (7,816,189)
Net assets beginning of year                                              8,207,107          16,023,296
                                                                        -----------       -------------
Net assets end of year *                                                $10,241,406       $   8,207,107
                                                                        ===========       =============
* Includes undistributed net investment income (loss) of                $   (65,018)      $          --


                                                                     ---------- Growth and Income -------
                                                                      Six Months ended      Year ended
                                                                     September 30, 2003   March 31, 2003
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                          $   (259,955)         $  (46,715)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                      (5,342,185)          3,336,553)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                           (8,485,653)          7,988,989
                                                                       ------------          ----------
 Net increase (decrease) in net assets resulting from operations        (14,087,793)          4,605,721
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                --                  --
  Institutional Shares                                                           --                  --
 Net realized gains
  Ordinary Shares                                                                --                  --
  Institutional Shares                                                           --                  --
                                                                       ------------          ----------
                                                                                 --                  --
                                                                       ------------          ----------
Fund share transactions, net (Note 10)                                   (5,718,056)           (675,630)
Issued in connection with acquisition                                            --                  --
                                                                       ------------          ----------
Increase (decrease) in net assets                                       (19,805,849)          3,930,091
Net assets beginning of year                                             56,878,953           7,073,104
                                                                       ------------          ----------
Net assets end of year *                                               $ 37,073,104          $1,003,195
                                                                       ============          ==========
* Includes undistributed net investment income (loss) of               $         --          $  (46,715)

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                     ---------- Emerging Markets --------
                                                                      Six Months ended      Year ended
                                                                     September 30, 2003   March 31, 2003
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                            $    33,273       $    105,272
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                          819,137         (1,283,376)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                             4,426,855           (762,353)
                                                                         -----------       ------------
 Net increase (decrease) in net assets resulting from operations           5,279,265         (1,940,457)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                 --            (68,156)
  Institutional Shares                                                            --             (3,640)
 Net realized gains
  Ordinary Shares                                                                 --                 --
  Institutional Shares                                                            --                 --
                                                                         -----------       ------------
                                                                                  --            (71,796)
                                                                         -----------       ------------
Fund share transactions, net (Note 10)                                     4,166,826            532,679
Issued in connection with acquisition                                             --                 --
                                                                         -----------       ------------
Increase (decrease) in net assets                                          9,446,091         (1,479,574)
Net assets beginning of year                                              11,488,562         12,968,136
                                                                         -----------       ------------
Net assets end of year *                                                 $20,934,653       $ 11,488,562
                                                                         ===========       ============
* Includes undistributed net investment income (loss) of                 $    76,932       $     43,659

                                                                      ----------- Foreign Value ---------
                                                                       Six Months ended      Year ended
                                                                      September 30, 2003   March 31, 2003
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                            $    606,309       $   385,476
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                        (1,359,551)          205,747
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                             18,819,765        (7,307,887)
                                                                         ------------       -----------
 Net increase (decrease) in net assets resulting from operations           18,066,523        (6,716,664)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                  --          (204,146)
  Institutional Shares                                                             --            (9,338)
 Net realized gains
  Ordinary Shares                                                                  --                --
  Institutional Shares                                                             --                --
                                                                         ------------       -----------
                                                                                   --          (213,484)
                                                                         ------------       -----------
Fund share transactions, net (Note 10)                                     (6,959,223)        3,980,305
Issued in connection with acquisition                                      31,369,125                --
                                                                         ------------       -----------
Increase (decrease) in net assets                                          42,476,425        (2,949,843)
Net assets beginning of year                                               30,329,753        33,279,596
                                                                         ------------       -----------
Net assets end of year *                                                 $ 72,806,178       $30,329,753
                                                                         ============       ===========
* Includes undistributed net investment income (loss) of                 $    657,487       $   156,999

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                                                               Income from
                                                                --------- Investment Operations(a) ------
                                                   Net Asset        Net        Net Realized
                                                    Value at    Investment    and Unrealized   Total from
                                                   Beginning      Income        Gain (Loss)    Investment
                                                   of Period   (Loss)(b)(c)    on Securities   Operations
Small Cap
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)     $12.44        (0.08)           3.68           3.60
Year Ended March 31, 2003                           $18.71        (0.12)          (5.32)         (5.44)
Year Ended March 31, 2002                           $17.46        (0.22)           1.48           1.26
Year Ended March 31, 2001                           $24.82        (0.22)          (4.18)         (4.40)
Year Ended March 31, 2000                           $14.60        (0.24)          10.46          10.22

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)     $13.34        (0.04)           3.94           3.90
Year Ended March 31, 2003                           $19.88        (0.05)          (5.66)         (5.71)
Year Ended March 31, 2002                           $18.46        (0.14)           1.57           1.43
Year Ended March 31, 2001                           $25.92        (0.10)          (4.40)         (4.50)
Year Ended March 31, 2000                           $15.17        (0.15)          10.90          10.75

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)     $ 8.92        (0.07)           2.62           2.55
Year Ended March 31, 2003                           $13.46        (0.14)          (4.40)         (4.54)
Year Ended March 31, 2002                           $13.45        (0.17)           0.19           0.02
Year Ended March 31, 2001                           $24.68        (0.20)          (6.54)         (6.74)
Year Ended March 31, 2000                           $15.46        (0.19)          10.74          10.55

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)     $ 9.24        (0.06)           2.72           2.66
Year Ended March 31, 2003                           $13.91        (0.11)          (4.56)         (4.67)
Year Ended March 31, 2002                           $13.86        (0.14)           0.20           0.06
Year Ended March 31, 2001                           $25.21        (0.14)          (6.72)         (6.86)
Year Ended March 31, 2000                           $15.65        (0.19)          11.08          10.89

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)     $ 9.58        (0.01)           1.21           1.20
Year Ended March 31, 2003                           $12.87        (0.06)          (3.23)         (3.29)
Year Ended March 31, 2002                           $13.95        (0.12)          (0.48)         (0.60)
Year Ended March 31, 2001                           $25.88        (0.22)          (8.34)         (8.56)
Year Ended March 31, 2000                           $21.26        (0.25)          10.21           9.96

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)     $ 9.90         0.01            1.25           1.26
Year Ended March 31, 2003                           $13.23        (0.01)          (3.32)         (3.33)
Year Ended March 31, 2002                           $14.25        (0.05)          (0.49)         (0.54)
Year Ended March 31, 2001                           $26.22        (0.12)          (8.48)         (8.60)
Year Ended March 31, 2000                           $21.37        (0.14)          10.33          10.19

                                                   -------------- Distributions -------------
                                                    Dividends   Distributions
                                                    from Net         from                       Net Asset
                                                   Investment      Realized         Total       Value End      Total
                                                     Income     Capital Gains   Distributions   of Period    Return(d)
Small Cap
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)         --             --              --        $16.04        28.94%
Year Ended March 31, 2003                               --          (0.83)          (0.83)       $12.44       (29.24)%
Year Ended March 31, 2002                               --          (0.01)          (0.01)       $18.71         7.19%
Year Ended March 31, 2001                               --          (2.96)(g)       (2.96)       $17.46       (18.49)%
Year Ended March 31, 2000                               --             --              --        $24.82        70.00%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)         --             --              --        $17.24        29.24%
Year Ended March 31, 2003                               --          (0.83)          (0.83)       $13.34       (28.87)%
Year Ended March 31, 2002                               --          (0.01)          (0.01)       $19.88         7.72%
Year Ended March 31, 2001                               --          (2.96)(g)       (2.96)       $18.46       (18.07)%
Year Ended March 31, 2000                               --             --              --        $25.92        70.86%

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)         --             --              --        $11.47        28.59%
Year Ended March 31, 2003                               --             --              --        $ 8.92       (33.73)%
Year Ended March 31, 2002                               --          (0.01)          (0.01)       $13.46         0.16%
Year Ended March 31, 2001                               --          (4.49)(h)       (4.49)       $13.45       (29.51)%
Year Ended March 31, 2000                               --          (1.33)          (1.33)       $24.68        71.41%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)         --             --              --        $11.90        28.79%
Year Ended March 31, 2003                               --             --              --        $ 9.24       (33.57)%
Year Ended March 31, 2002                               --          (0.01)          (0.01)       $13.91         0.44%
Year Ended March 31, 2001                               --          (4.49)(h)       (4.49)       $13.86       (29.35)%
Year Ended March 31, 2000                               --          (1.33)          (1.33)       $25.21        72.81%

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)         --             --              --        $10.78        12.53%
Year Ended March 31, 2003                               --             --              --        $ 9.58       (25.56)%
Year Ended March 31, 2002                               --          (0.48)          (0.48)       $12.87        (4.44)%
Year Ended March 31, 2001                               --          (3.37)          (3.37)       $13.95       (35.20)%
Year Ended March 31, 2000                               --          (5.34)          (5.34)       $25.88        51.46%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)         --             --              --        $11.16        12.73%
Year Ended March 31, 2003                               --             --              --        $ 9.90       (25.17)%
Year Ended March 31, 2002                               --          (0.48)          (0.48)       $13.23        (3.92)%
Year Ended March 31, 2001                               --          (3.37)          (3.37)       $14.25       (34.89)%
Year Ended March 31, 2000                               --          (5.34)          (5.34)       $26.22        52.32%

                                                                             --- Ratios and Supplemental Data ---
                                                                  Ratio of Expenses to Average
                                                                  ----- Net Assets(e)(f) -----
                                                   Net Assets                                      Net Investment
                                                     End of                            Including    Income (Loss)
                                                     Period     Excluding               Custody    to Average Net    Portfolio
                                                     (000's)     Credits      Gross     Credits     Assets(c)(e)    Turnover(e)
Small Cap
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)      $55,168       2.02%       2.02%      2.02%         (1.06)%          78%
Year Ended March 31, 2003                            $42,545       2.04%       2.04%      2.04%         (0.81)%          62%
Year Ended March 31, 2002                            $65,153       1.97%       1.97%      1.96%         (1.18)%          93%
Year Ended March 31, 2001                            $60,320       1.92%       1.92%      1.92%         (0.98)%          76%
Year Ended March 31, 2000                            $74,289       1.97%       1.97%      1.96%         (1.30)%         145%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)      $ 6,893       1.52%       1.52%      1.52%         (0.56)%          78%
Year Ended March 31, 2003                            $ 5,459       1.54%       1.54%      1.54%         (0.31)%          62%
Year Ended March 31, 2002                            $ 7,712       1.47%       1.47%      1.46%         (0.69)%          93%
Year Ended March 31, 2001                            $ 8,257       1.42%       1.42%      1.42%         (0.44)%          76%
Year Ended March 31, 2000                            $ 6,501       1.47%       1.47%      1.46%         (0.80)%         145%

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)      $ 8,900       2.15%       2.15%      2.15%         (1.40)%         147%
Year Ended March 31, 2003                            $ 7,162       2.07%       2.07%      2.07%         (1.30)%          63%
Year Ended March 31, 2002                            $14,413       1.91%       1.91%      1.91%         (1.25)%          88%
Year Ended March 31, 2001                            $15,214       1.79%       1.83%      1.79%         (1.02)%          75%
Year Ended March 31, 2000                            $19,921       1.67%       1.92%      1.67%         (1.03)%         153%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)      $ 1,342       1.90%       1.90%      1.90%         (1.14)%         147%
Year Ended March 31, 2003                            $ 1,045       1.82%       1.82%      1.82%         (1.05)%          63%
Year Ended March 31, 2002                            $ 1,610       1.66%       1.66%      1.66%         (1.00)%          88%
Year Ended March 31, 2001                            $ 1,660       1.58%       1.58%      1.58%         (0.76)%          75%
Year Ended March 31, 2000                            $   986       1.67%       1.67%      1.67%         (1.04)%         153%

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)      $40,334       1.81%       1.81%      1.80%         (0.24)%         218%
Year Ended March 31, 2003                            $36,484       1.79%       1.79%      1.76%         (0.61)%          36%
Year Ended March 31, 2002                            $55,464       1.72%       1.72%      1.67%         (0.86)%          46%
Year Ended March 31, 2001                            $60,587       1.66%       1.66%      1.64%         (1.05)%          64%
Year Ended March 31, 2000                            $96,477       1.70%       1.70%      1.66%         (1.08)%          78%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)      $   669       1.31%       1.31%      1.30%          0.26%          218%
Year Ended March 31, 2003                            $   590       1.29%       1.29%      1.26%         (0.13)%          36%
Year Ended March 31, 2002                            $ 1,415       1.22%       1.22%      1.17%         (0.36)%          46%
Year Ended March 31, 2001                            $ 1,517       1.16%       1.16%      1.14%         (0.56)%          64%
Year Ended March 31, 2000                            $ 2,354       1.20%       1.20%      1.16%         (0.60)%          78%

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                                                              Income from
                                                               --------- Investment Operations(a) -------
                                                   Net Asset        Net        Net Realized
                                                    Value at    Investment    and Unrealized   Total from
                                                   Beginning      Income        Gain (Loss)    Investment
                                                   of Period   (Loss)(b)(c)    on Securities   Operations
Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)      $6.12         0.02            2.62           2.64
Year Ended March 31, 2003                            $7.24         0.06           (1.14)         (1.08)
Year Ended March 31, 2002                            $6.57         0.04            0.68           0.72
Year Ended March 31, 2001                            $9.39         0.05           (2.87)         (2.82)
Year Ended March 31, 2000                            $6.59        (0.01)           2.83           2.82

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)      $6.17           --            2.67           2.67
Year Ended March 31, 2003                            $7.30         0.07           (1.13)         (1.06)
Year Ended March 31, 2002                            $6.62         0.08            0.69           0.77
Year Ended March 31, 2001                            $9.48         0.09           (2.91)         (2.82)
Year Ended March 31, 2000                            $6.64         0.04            2.85           2.89

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)      $7.80         0.10            2.89           2.99
Year Ended March 31, 2003                            $9.67         0.10           (1.91)         (1.81)
Year Ended March 31, 2002                            $8.66         0.06            0.97           1.03
Year Ended March 31, 2001                            $9.05         0.10           (0.49)         (0.39)
Year Ended March 31, 2000                            $8.36         0.04            0.97           1.01

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)      $7.83         0.10            2.91           3.01
Year Ended March 31, 2003                            $9.72         0.12           (1.92)         (1.80)
Year Ended March 31, 2002                            $8.68         0.09            0.98           1.07
Year Ended March 31, 2001                            $9.06         0.14           (0.52)         (0.38)
Year Ended March 31, 2000                            $8.37         0.12            0.91           1.03

                                                     ---------------- Distributions -------------
                                                      Dividends     Distributions
                                                      from Net           from                       Net Asset
                                                     Investment        Realized         Total       Value End      Total
                                                       Income       Capital Gains   Distributions   of Period    Return(d)
Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)            --             --               --        $ 8.76         43.14%
Year Ended March 31, 2003                               (0.04)            --            (0.04)       $ 6.12        (14.97)%
Year Ended March 31, 2002                               (0.05)            --            (0.05)       $ 7.24         11.11%
Year Ended March 31, 2001                                  --             --               --        $ 6.57        (30.03)%
Year Ended March 31, 2000                               (0.02)(i)         --            (0.02)       $ 9.39         42.73%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)            --             --               --        $ 8.84         43.27%
Year Ended March 31, 2003                               (0.07)            --            (0.07)       $ 6.17        (14.58)%
Year Ended March 31, 2002                               (0.09)            --            (0.09)       $ 7.30         11.78%
Year Ended March 31, 2001                               (0.04)            --            (0.04)       $ 6.62        (29.70)%
Year Ended March 31, 2000                               (0.05)(i)         --            (0.05)       $ 9.48         43.55%

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)            --             --               --        $10.79         38.33%
Year Ended March 31, 2003                               (0.06)            --            (0.06)       $ 7.80        (18.80)%
Year Ended March 31, 2002                               (0.02)            --            (0.02)       $ 9.67         11.93%
Year Ended March 31, 2001                                  --             --               --        $ 8.66         (4.30)%
Year Ended March 31, 2000                               (0.32)(j)         --            (0.32)       $ 9.05         12.17%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)            --             --               --        $10.84         38.44%
Year Ended March 31, 2003                               (0.09)            --            (0.09)       $ 7.83        (18.62)%
Year Ended March 31, 2002                               (0.03)            --            (0.03)       $ 9.72         12.37%
Year Ended March 31, 2001                                  --             --               --        $ 8.68         (4.18)%
Year Ended March 31, 2000                               (0.34)(j)         --            (0.34)       $ 9.06         12.37%

                                                                        ---------- Ratios and Supplemental Data ---------
                                                                  Ratio of Expenses to Average
                                                                   ---- Net Assets(e)(f)----
                                                   Net Assets                                      Net Investment
                                                     End of                            Including    Income (Loss)
                                                     Period     Excluding               Custody    to Average Net    Portfolio
                                                     (000's)     Credits      Gross     Credits     Assets(c)(e)    Turnover(e)
Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)      $17,288       2.18%       2.18%      2.18%          0.49%           66%
Year Ended March 31, 2003                            $11,207       2.30%       2.46%      2.29%          0.88%          150%
Year Ended March 31, 2002                            $10,931       2.32%       2.32%      2.31%          0.67%           38%
Year Ended March 31, 2001                            $ 9,598       2.30%       2.30%      2.30%          0.62%           42%
Year Ended March 31, 2000                            $12,767       2.33%       2.33%      2.33%         (0.07)%          31%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)      $ 3,647       1.68%       1.68%      1.68%          0.00%           66%
Year Ended March 31, 2003                            $   282       1.80%       1.96%      1.79%          1.22%          150%
Year Ended March 31, 2002                            $ 2,037       1.82%       1.82%      1.81%          1.18%           38%
Year Ended March 31, 2001                            $ 1,935       1.80%       1.80%      1.80%          1.10%           42%
Year Ended March 31, 2000                            $ 2,796       1.83%       1.83%      1.83%          0.52%           31%

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2003 (Unaudited)      $67,738       1.83%       1.83%      1.83%          1.96%            5%
Year Ended March 31, 2003                            $29,468       1.93%       1.93%      1.93%          1.20%            7%
Year Ended March 31, 2002                            $32,471       1.93%       1.93%      1.92%          0.74%            9%
Year Ended March 31, 2001                            $14,410       1.96%       1.97%      1.96%          1.12%           45%
Year Ended March 31, 2000                            $13,595       1.90%       2.06%      1.90%          0.40%           30%

Institutional Shares
Six Months Ended September 30, 2003 (Unaudited)      $ 5,068       1.58%       1.58%      1.58%          1.80%            5%
Year Ended March 31, 2003                            $   862       1.68%       1.68%      1.68%          1.40%            7%
Year Ended March 31, 2002                            $   809       1.69%       1.69%      1.68%          0.99%            9%
Year Ended March 31, 2001                            $   616       1.71%       1.72%      1.71%          1.53%           45%
Year Ended March 31, 2000                            $ 1,204       1.61%       1.77%      1.61%          1.67%           30%

(a)  Per share numbers have been calculated using the average shares method.
(b) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.
(d) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1, 1996 Mid Cap Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.
(e)  Periods less than one year are annualized.
(f)  Ratio of expenses to average net assets shows:
       Excluding Credits (total expenses less fee waivers and reimbursements by the investment advisor, if any).
       Gross (total expenses not taking into account fee waivers and reimbursements by the investment advisor or custody earnings credits, if any).
       Including Credits (expenses less fee waivers and reimbursements by the investment advisor and reduced by custody earnings credits, if any).
(g) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.35 per share.
(h) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.38 per share.
(i) Distributions from net investment income includes distributions in excess of current net investment income of $0.02 per share for Ordinary Shares and $0.05 per share for Institutional Shares.
(j) Distribution from net investment income includes distributions in excess of current net investment income of $0.02 per share for Ordinary Shares, and $0.02 per share for Institutional Shares.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization of the Trust.

The Quantitative Group of Funds d/b/a "Quant Funds" (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust currently has five series (individually a "Fund" and collectively the "Funds") each with a distinct investment objective: Quant Small Cap, Quant Mid Cap, Quant Growth and Income, Quant Emerging Markets, and Quant Foreign Value.

The Quant Small Cap Fund ("Small Cap") seeks maximum long-term capital appreciation by investing primarily in common stocks of companies with smaller market capitalizations or larger companies with higher than average expected earnings growth rates.

The Quant Mid Cap Fund ("Mid Cap") seeks long-term growth of capital by investing primarily in common stock of companies with medium market capitalizations.

The Quant Growth and Income Fund ("Growth and Income") seeks long-term growth of capital and income by investing primarily in common stocks of larger companies having substantial equity capital that are currently paying dividends.

The Quant Emerging Markets Fund ("Emerging Markets") seeks long-term growth of capital by investing in securities of foreign issuers located in emerging markets.

The Quant Foreign Value Fund ("Foreign Value") seeks long-term capital growth and income by investing in a diversified portfolio consisting primarily of foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Security Valuation. Portfolio securities are valued each business day at the last reported sale price up to 4:00 p.m. on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, the Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a fund may value such securities in good faith at fair value in accordance with procedures established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees. The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Repurchase Agreements. The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Foreign Currency Transactions. All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

Expenses. The majority of the expenses of the Funds are attributed to the individual Funds for which they are incurred. Expenses that are not attributed to a specific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares and each class has its own transfer agency fee.

3. Management Fee, Advisory Contracts and
Other Affiliate Transactions.

The Funds have entered into a management agreement (the "Management Agreement") with Quantitative Investment Advisors, Inc. (the "Manager") d/b/a Quantitative Advisors. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of the portfolio advisors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily net asset value of Small Cap, Mid Cap and Foreign Value; 0.75% of the average daily net asset value of the Growth and Income Fund; and 0.80% of the average daily net asset value of Emerging Markets.

Under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap and Growth and Income to the extent that the total expenses of any of these Funds individually exceed 2% of average net asset value for any fiscal year. The Distribution Agreement calls for the distributor, U.S. Boston Capital Corporation (the "Distributor") to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also voluntarily agreed to waive fees or assume certain operating expenses of Emerging Markets in order to reduce the total expenses of this Fund to no more than 2.25% of its average net assets. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the six months ended September 30, 2003, the fees waived or expenses reimbursed by the Manager amounted to $0.00. The aggregate management fees, amounted to $858,473.

The Manager has entered into advisory contracts with the following sub advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap, Mid Cap), SSgA Funds Management, Inc. (Growth and Income), Independence Investment LLC. (Emerging Markets), and Polaris Capital Management, Inc. (Foreign Value).

For services rendered, the Manager pays to the Advisor of a Fund a fee generally based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advisors of the Funds are as follows: Small Cap--0.50% of average daily total net assets; Mid Cap and Emerging Markets--0.40% of average daily total net assets; Growth and Income--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; and Foreign Value--0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% for assets in excess of $200 million of average daily total net assets.

The Funds have entered into a distribution agreement (the "Distribution Agreement ") with U.S. Boston Capital Corporation (the "Distributor"). For its services under the Distribution Agreement, the Distributor receives a monthly fee at the annual rate of (i) 0.50% of the average net asset value of Ordinary Shareholder accounts of Small Cap, Growth and Income and Emerging Markets and
(ii) 0.25% of the average net asset value of Ordinary Shareholder accounts of Mid Cap and Foreign Value open during the period the plan is in effect. Holders of Institutional Shares bear no portion of the 12b-1 Plan expenses of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. During the six months ended September 30, 2003, the aggregate fees paid by the Funds pursuant to such Distribution Agreement amounted to $345,718.

A deferred sales charge amounting to 1% of the net asset value of Ordinary Shares redeemed of Small Cap, Growth and Income, Emerging Markets and Foreign Value is withheld from the redemption proceeds and paid to the Distributor. The deferred sales charge is also imposed on redemptions of Ordinary Shares of Mid Cap purchased prior to August 1, 1996. The deferred sales charge is not imposed on redemptions of Institutional Shares and certain other transactions. The Funds have been advised that during the six months ended September 30, 2003, such fees earned by the Distributor were $21,635.

--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

Transfer agent functions are provided to the Funds by Quantitative Institutional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement (the "Transfer Agent Agreement"). The Agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.16% of the aggregate average daily net asset value of each class of shares of each Funds and for reimbursement of out of pocket expenses. During the six months ended September 30, 2003, the aggregate fees, paid by the Funds pursuant to such agreement amounted to $162,989.

The Transfer Agent also provides the Fund with other services consisting of in-house legal services, preparation and review of semi-annual and annual reports and EDGAR administration services. These services are provided as additional services agreed to by the Trustees under the provisions of the Transfer Agent Agreement. During the six months ended September 30, 2003, the aggregate fees paid by the Funds pursuant to such agreement amounted to $63,880.

Custody and fund accounting services are provided by State Street Kansas City. Custody credits generated by interest earned on uninvested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.

Each Trustee receives an annual Trustee's fee of $4,000 allocated to each Fund in proportion to the respective net assets of the Funds.

4. Purchases and Sales.

During the six months ended September 30, 2003, purchases of investment securities other than U.S. Government obligations and short-term investments, for Small Cap, Mid Cap, Growth and Income, Emerging Markets and Foreign Value were $21,368,902, $6,694,590, $43,266,814, $9,397,220 and $1,339,406,
respectively. Sales of such securities for the Funds were $22,243,131, $7,670,505, $43,481,749, $4,855,544, and $14,072,464, respectively.

5. Contingent Liability.

The Trust insures itself and all Funds under a policy with ICI Mutual Insurance Company. The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.

6. Shares of Beneficial Interest.

The following schedule shows the number of shareholders each owning 5% or more of a class of shares of a Fund and the total percentage of the class held by such shareholders.

                                           5% or Greater Shareholders
                                           ---------------------------
Fund                                        Number     % of class Held
----                                       --------   ----------------
Small Cap Inst.                               7            72%
Mid Cap Ord.                                  1             6%
Mid Cap Inst.                                 3            81%
Growth and Income Inst.                       3            71%
Emerging Markets Inst.                        2            95%
Foreign Value Ord.                            1            16%
Foreign Value Inst.                           2            20%

7. Concentration of Risk.

The relatively large investments of Emerging Markets in Latin American and Southeast Asian countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore no Federal income tax provision is required.

Accumulated capital losses noted in the table represent net capital loss carryovers as of March 31, 2003 which may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between March 31, 2007 and March 31, 2011.

In 2003, the Portfolios noted in the table incurred "Post-October" losses during the period from November 1, 2002 through March 31, 2003. These losses were deferred for tax purposes and recognized on April 1, 2003.

The primary differences between book and tax appreciation or depreciation of investments consist of wash sale loss deferrals, return of capital distributions by REITS, mark to market on PFICs held and foreign capital gains taxes accrued. The net tax appreciation/depreciation in the table includes unrealized tax gain (loss) on foreign currency and investments.

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

                                                 Post-            Net Tax
                            Accumulated         October        Appreciation/
Portfolio                 Capital Losses        Deferral       Depreciation
--------------------------------------------------------------------------------
Small Cap Fund            (5,729,396)        (2,372,857)        13,521,183
Mid Cap Fund              (2,822,040)          (819,069)           705,145
Growth & Income Fund      (8,466,656)        (1,053,001)          (576,012)
Emerging Markets Fund     (3,440,819)          (333,062)         4,281,081
Foreign Value Fund          (796,857)            (5,494)        15,736,282

9. Reorganization Plan

On May 2, 2003, the net assets of State Street Research International Equity Fund (SSR), a series of State Street Research Financial Trust, were acquired by Foreign Value. The acquisition was pursuant to a plan of reorganization approved by the shareholders of SSR on April 25, 2003. Foreign Value is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 2,926,596 Ordinary shares of Foreign Value for the 3,345,711 Class A,B,C and B(1) shares of SSR and 691,037 Institutional shares of Foreign Value for the 752,288 Class S shares of SSR, outstanding on May 2, 2003. The net assets of SSR and Foreign Value immediately before the acquisition were $31,369,125 and $33,802,582, respectively. SSR's unrealized depreciation of $329,247 was combined with that of Foreign Value. Immediately after the acquisition, the combined net assets were $65,171,707.

Foreign Value acquired capital loss carryovers for federal income tax purposes of $8,053,584. These acquired capital loss carryovers may be subject to limitations on their use under the Internal Revenue Code, as amended.

--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

10. Transactions in Shares of Beneficial Interest.

Transactions in shares of beneficial interest were as follows:

                                                          Six Months Ended                    Year Ended
                                                         September 30, 2003                 March 31, 2003
                                                     --------------------------       ----------------------------
                                                      Shares          Dollars           Shares          Dollars
Small Cap
Ordinary Shares:
Shares sold                                            97,479      $ 1,423,044          215,254      $ 3,076,767
Shares issued in reinvestment of distributions             --               --          195,678        2,537,939
Shares redeemed                                       (79,176)      (1,146,512)        (472,044)      (7,028,240)
                                                      -------      -----------         --------      -----------
Net change                                             18,303          276,532          (61,112)      (1,413,534)
                                                      =======      -----------         ========      -----------
Institutional Shares:
Shares sold                                             7,687          127,589           39,208          538,564
Shares issued in reinvestment of distributions             --               --           23,033          319,936
Shares redeemed                                       (17,336)        (273,992)         (40,733)        (565,751)
                                                      -------      -----------         --------      -----------
Net change                                             (9,649)        (146,403)          21,508          292,749
                                                      =======      -----------         ========      -----------
Total net change for fund                                          $   130,129                       $(1,120,785)
                                                                   ===========                       ===========
Mid Cap
Ordinary Shares:
Shares sold                                            29,464      $   323,059           21,733      $   228,073
Shares issued in reinvestment of distributions             --               --               --               --
Shares redeemed                                       (56,884)        (601,914)        (289,137)      (3,003,039)
                                                      -------      -----------         --------      -----------
Net change                                            (27,420)        (278,855)        (267,404)      (2,774,966)
                                                      =======      -----------         ========      -----------
Institutional Shares:
Shares sold                                               761            8,230            6,419           73,479
Shares issued in reinvestment of distributions             --               --               --               --
Shares redeemed                                        (1,147)         (12,161)          (9,037)        (113,223)
                                                      -------      -----------         --------      -----------
Net change                                               (386)          (3,931)          (2,618)         (39,744)
                                                      =======      -----------         ========      -----------
Total net change for fund                                          $  (282,786)                      $(2,814,710)
                                                                   ===========                       ===========
Growth and Income
Ordinary Shares:
Shares sold                                           128,436        1,380,687          382,344        4,012,860
Shares issued in reinvestment of distributions             --               --               --               --
Shares redeemed                                      (193,498)      (2,060,607)        (883,975)      (9,180,513)
                                                     --------      -----------         --------      -----------
Net change                                            (65,062)        (679,920)        (501,631)      (5,167,653)
                                                     ========      -----------         ========      -----------
Institutional Shares:
Shares sold                                               943           10,262            8,716           88,187
Shares issued in reinvestment of distributions             --               --               --               --
Shares redeemed                                          (583)          (5,972)         (56,136)        (638,590)
                                                     --------      -----------         --------      -----------
Net change                                                360            4,290          (47,420)        (550,403)
                                                     ========      -----------         ========      -----------
Total net change for fund                                          $  (675,630)                      $(5,718,056)
                                                                   ===========                       ===========

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

                                                          Six Months Ended                       Year Ended
                                                         September 30, 2003                    March 31, 2003
                                                    ----------------------------      ------------------------------
                                                       Shares          Dollars          Shares            Dollars
Emerging Markets
Ordinary Shares:
Shares sold                                            171,103      $ 1,324,581         407,297         $ 2,664,187
Shares issued in reinvestment of distributions              --               --          10,089              65,878
Shares redeemed                                        (27,007)        (218,457)        (96,031)           (615,235)
                                                     ---------      -----------         -------         -----------
Net change                                             144,096        1,106,124         321,355           2,114,830
                                                     =========      -----------         =======         -----------
Institutional Shares:
Shares sold                                            650,862        5,491,599          22,811             141,738
Shares issued in reinvestment of distributions              --               --             554               3,640
Shares redeemed                                       (284,175)      (2,430,897)       (256,891)         (1,727,529)
                                                     ---------      -----------        --------         -----------
Net change                                             366,687        3,060,702        (233,526)         (1,582,151)
                                                     =========      -----------        ========         -----------
Total net change for fund                                           $ 4,166,826                         $   532,679
                                                                    ===========                         ===========
Foreign Value
Ordinary Shares:
Shares sold                                            320,365        3,203,361         738,198           6,427,157
Shares issued in connection with acquisition         2,926,596               --              --                  --
Shares issued in reinvestment of distributions              --               --          23,355             195,477
Shares redeemed                                       (746,148)      (7,298,336)       (341,169)         (2,885,871)
                                                     ---------      -----------        --------         -----------
Net change                                           2,500,813       (4,094,975)        420,384           3,736,763
                                                     =========      -----------        ========         -----------
Institutional Shares:
Shares sold                                             25,702          276,061          25,722             234,210
Shares issued in connection with acquisition           691,037               --
Shares issued in reinvestment of distributions              --               --           1,113               9,338
Shares redeemed                                       (359,232)      (3,140,309)             (1)                 (6)
                                                     ---------      -----------        --------         -----------
Net change                                             357,507       (2,864,248)         26,834             243,542
                                                     =========      -----------        ========         -----------
Total net change for fund                                           $(6,959,223)                        $ 3,980,305
                                                                    ===========                         ===========

--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEES* AND OFFICERS:

The business address of each interested Trustee is c/o Quant Funds, 55 Old Bedford Road, Lincoln, MA 01773.

                      Position(s) Held                                         Number of
                      With Company,                                            Portfolios in
                      Term of Office                                           Fund Complex
Name, Address         And Length of       Principal Occupation(s)              Overseen by    Other Directorships
and (Age)             Time Served **      During Past Five Years**             Director       Held by Director
-----------------------------------------------------------------------------------------------------------------------------
Frederick S. Marius   Clerk, Executive    President, General Counsel,                0        None
(39)                  Vice President      U.S. Boston Capital Corporation

                                          President, Quantitative
                                          Investment Advisors, Inc.

                                          Formerly Vice President and Counsel,
                                          Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
Leon Okurowski        Trustee, Vice       Director and Vice President,               5        AB&T
(60)                  President and       U.S. Boston Capital Corporation                     Everest USB Canadian Storage, Inc.
                      Treasurer                                                               Quantitative Investment Advisors, Inc.
                                                                                              Waterfront Parking Corporation
                                                                                              U.S. Boston Corporation
                                                                                              U.S. Boston Asset Management
                                                                                               Corporation
                                                                                              USB Corporation
                                                                                              USB Everest Management LLC
                                                                                              USB Everest Storage LLC
                                                                                              USB Greenville-86, Inc.
                                                                                              USB-85 Restaurant Associates, I
                                                                                              USB Atlantic Associates, Inc.
                                                                                              U.S. Boston Insurance Agency, I
                                                                                              U.S. Boston Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------
Willard L. Umphrey    Trustee, President, Director, U.S. Boston Capital              5        AB&T
(62)                  Chairman            Corporation                                         U.S. Boston Corporation
                                                                                              U.S. Boston Asset Management
                                                                                               Corporation
                                                                                              Quantitative Investment Advisors, Inc
                                                                                              USB Corporation
                                                                                              USB Greenville-86, Inc.
                                                                                              USB-85 Restaurant Associates, Inc.
                                                                                              USB Atlantic Associates, Inc.
                                                                                              U.S. Boston Insurance Agency, Inc.
                                                                                              Pear Tree Royalty Company, Inc.
                                                                                              Profile Systems, Inc.
                                                                                              Waterfront Parking Corporation
                                                                                              U.S. Boston Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES:

The business address of each non-interested Trustee is c/o Quant Funds, 55 Old Bedford Road, Lincoln, MA 01773.

                      Position(s) Held                                          Number of
                      With Company,                                             Portfolios in
                      Term of Office                                            Fund Complex
Name, Address         And Length of      Principal Occupation(s)                Overseen by    Other Directorships
and (Age)             Time Served **     During Past Five Years**               Director       Held by Director
-----------------------------------------------------------------------------------------------------------------------------------
Robert M. Armstrong   Trustee            President, Alumni Career                     5        Director of Alumni Career
(64)                                     Services, Inc. (consulting firm)                      Services, Harvard University,
                                                                                               Graduate School of Business
                                                                                               Administration

                                         Formerly Associate, Keystone                          Director of Concord-Carlisle
                                         Associates (career management)                        Community Chest
-----------------------------------------------------------------------------------------------------------------------------------
John M. Bulbrook      Trustee            CEO and Treasurer, John M.                   5        Director, John M. Bulbrook
(61)                                     Bulbrook Insurance Agency, Inc.                       Insurance Agency, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Edward E. Burrows     Trustee            Independent consulting actuary-              5        Former Director of Actuarial
(71)                                     employee benefit plans                                Services, Mintz, Levin, Cohn,
                                                                                               Ferris, Glovsky and Popeo,
                                         Formerly Vice President of Actuarial                  PC (law firm/consulting).
                                         Services, Mintz, Levin, Cohn, Ferris,
                                         Glovsky and Popeo, PC (law firm/
                                         consulting)

                                         Formerly President, The Pentad
                                         Corporation (employee benefit
                                         consultants and actuaries).
-----------------------------------------------------------------------------------------------------------------------------------
Joseph J. Caruso      Trustee            Principal, Bantam Group, Inc.                5        None
(60)                  (since 1999)
-----------------------------------------------------------------------------------------------------------------------------------
Clinton S. Marshall   Trustee            Owner, Coastal CFO Solutions,                5        Northern York County YMCA,
(46)                  (since 2003)       CFO, Fore River Company,                              Biddeford Pool Yacht Club
                                         Finance Director, Northern York
                                         County Family YMCA,
                                         CFO and Board Member of
                                         Great Works Internet,
                                         CFO, Holographix,
                                         CFO, EVibe.com,
                                         CFO, HealthWatch
                                         Technologies,
                                         Vice President of Finance,
                                         Tom's of Maine.

-----------------------------------------------------------------------------------------------------------------------------------
David A. Umstead      Trustee            President, Cape Ann Capital, Inc.,           5        None
(60)                  (since 2001)       Vice President, Independence
                                         Investment LLC (f/k/a Independence
                                         International Associates, Inc.)
-----------------------------------------------------------------------------------------------------------------------------------

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of the trust, the Fund's investment advisor, Quantitative Advisors and the Fund's distributor, U.S. Boston Capital Corporation.

** Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years. The Fund's Statement of Additional Information ("SAI") includes additional information about Fund Trustees and is available, without charge, upon request. To obtain a free copy of the current SAI, please call shareholder services at 1-800-326-2151.

--------------------------------------------------------------------------------
                                                                              25


Item 2.  Code of Ethics

	Not Applicable

Item 3.  Audit Committee Financial Expert

	Not Applicable

Item 4.  Principal Accountant Fees and Services

	Not Applicable

Item 5.  Audit Committee of Listed Registrants

	Not Applicable

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

	Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

	(a)(i) The President and Treasurer have concluded that the Quantitative Group of Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10.  Exhibits

(a) (1) Not applicable.

(a) (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

By:
 /s/Willard L. Umphrey


Willard L. Umphrey


President and Chairman



Date:  December 3, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Willard L. Umphrey


 Willard L. Umphrey


 President and Chairman




Date: December 3, 2003

By:  /s/Leon Okurowski


 Leon Okurowski


 Treasurer




Date: December 3, 2003